Current liabilities - Warrant liabilities (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current liabilities
As of beginning balance	$ 361	$ 658	$ 658	$ 10,796
Reclassification of warrant liabilities upon exercise of warrants				(7,183)
Change in fair value of warrant liabilities	$ (194)	$ (94)	$ (297)	$ (2,955)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
As of ending balance	$ 167	$ 564	$ 361	$ 658